Retirement Benefits – Defined Benefit Obligations - Schedule of Sensitivity Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sensitivity Analysis [Line Items]
Increase in the discount rate	0.50%
Decrease in the discount rate	(0.50%)
BWM [Member]
Schedule of Sensitivity Analysis [Line Items]
Increase in the discount amount	$ 1,206	$ 500	$ 361
Decrease in the discount amount	(717)	(500)	(174)
JAFRA [Member]
Schedule of Sensitivity Analysis [Line Items]
Increase in the discount amount	28	94	146
Decrease in the discount amount	$ (30)	$ (98)	$ (151)